Derivative Financial Instruments - Notional Amounts of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign exchange contracts	$ 1,386,409